Offerings - Offering: 1	Sep. 26, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $0.001 per share
Amount Registered | shares	2,144,583
Proposed Maximum Offering Price per Unit | $ / shares	4.02
Maximum Aggregate Offering Price	$ 8,621,223.66
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,319.91
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.001 per share (“common stock”), of Odysight.ai Inc., that may be offered or become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act and based upon the average of the high and low sales prices of a share of common stock as reported on the Nasdaq Capital Market on September 22, 2025.Consists of 2,144,583 shares of common stock which were issued to the purchasers in a private placement equity financing in July 2024.